Employee Benefit Plans (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Actuarial losses to be amortized in the net periodic pension cost	$ 357,758,000	$ 356,294,000	$ 438,128,000	$ 222,967,000
Pre-tax changes recognized in Other Comprehensive Income (AOCI) [Abstract]
Actuarial (gain) loss for the year	39,014,000	(28,687,000)	253,969,000
Other adjustments pensions pre tax		1,167,000
Prior Service Costs	55,000	(503,000)	(17,147,000)
Amortization of unrealized losses	(30,811,000)	(34,625,000)	(21,661,000)
Foreign currency translation adjustment	$ (6,794,000)	$ (19,186,000)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.25%	3.67%
Rate of compensation increase	3.23%	3.27%
Components Of Net Periodic Benefit Cost [Abstract]
Expected return on plan assets	$ (15,482,000)	$ (16,405,000)	(16,169,000)
Amortization of unrealized losses	30,811,000	34,625,000	17,147,000
Amortization of prior service cost	(55,000)	94,000
Defined Benefit Plan Recognized Net Gain Loss Due To Settlements	(54,000)	(138,000)
Net periodic benefit costs	$ 69,885,000	$ 72,017,000	$ 49,108,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.67%	3.21%	4.55%
Expected return on plan assets	6.00%	6.00%	6.00%
Rate of compensation increase	3.27%	3.26%	3.29%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2017	$ 23,145,000
2018	24,496,000
2019	26,411,000
2020	28,617,000
2021	30,635,000
2022 - 2026	$ 182,971,000